Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of other assets [abstract]
Cash collateral	$ 14,467	$ 13,657
Margin deposits	4,940	5,867
Receivable from brokers, dealers and clients	2,868	1,870
Accounts receivable and prepaids	4,047	3,574
Investments in joint ventures and associates	686	690
Employee benefit assets	626	59
Insurance-related assets
Collateral loans	991	1,103
Policy loans	99	95
Reinsurance assets	656	549
Other	163	268
Deferred income tax asset	1,475	1,732
Taxes receivable	5,456	3,031
Accrued interest receivable	2,641	2,111
Precious metals	361	1,082
Other	4,588	3,271
Other assets	$ 44,064	$ 38,959